Loans and Advances to Customers - Loans and Advances to Customers by Subordination (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	€ 589,653	€ 571,909	[1],[2]
Loans and advances to customers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	589,653	571,909
Non-subordinated [member] | Loans and advances to customers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	589,533	571,429
Subordinated [member] | Loans and advances to customers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	€ 120	€ 480

[1]

The amounts for the period ended 31 December 2017 have been prepared in accordance with IAS 39, the adoption of IFRS 9 led to new presentation requirements for 2018; prior period amounts have not been restated Reference is m ade to Note 1 ‘Accounting policies’ for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.

[2]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated. References relate to the accompanying notes. These are an integral part of the Consolidated financial statements. Reference is made to Note ##20FPolicies 'Accounting policies' for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.